Note 14 - Concentration of Risk (Details) - Percentages of Sales to Largest Customers - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Smart Energy Today [Member]
Concentration Risk [Line Items]
Percentage of Sales	30.40%	13.50%	13.30%	13.50%
Rectify LLC [Member]
Concentration Risk [Line Items]
Percentage of Sales	10.80%	0.00%
Saddleback Cellars [Member]
Concentration Risk [Line Items]
Percentage of Sales	0.00%	0.00%
WDC Solar, Inc. [Member]
Concentration Risk [Line Items]
Percentage of Sales	0.00%	14.70%	12.00%	14.70%
JCF Wholesale [Member]
Concentration Risk [Line Items]
Percentage of Sales	0.00%	10.60%	8.70%	10.60%